ACQUISITIONS (Unaudited Pro Forma Information for 2011 Acquisitions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial results
Revenue	$ 725,245,238	$ 674,255,890	$ 346,338,742
Net income attributable to Spreadtrum Communications, Inc.	93,311,649	134,454,976	67,194,438
Pro forma information
Revenue		681,789,612	392,868,093
Net income		107,326,539	1,352,827
Earnings per ordinary share: Basic		$ 0.73	$ 0.01
Earnings per ordinary share: Diluted		$ 0.65	$ 0.009
Amortization expense		1,300,000	1,300,000
MobilePeak [Member]
Financial results
Revenue		512,479
Net income attributable to Spreadtrum Communications, Inc.		(3,072,851)
Telegent [Member]
Financial results
Revenue		1,475,808
Net income attributable to Spreadtrum Communications, Inc.		26,012
Acquisitions [Member]
Financial results
Revenue		1,988,287
Net income attributable to Spreadtrum Communications, Inc.		$ (3,046,839)